Consolidated Statements Shareholders' Equity - USD ($) $ in Thousands	Common stock and additional paid in capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Company Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 822,942	$ 29	$ 12,186	$ 835,157		$ 835,157
Balance, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense	$ 7,832			7,832		7,832
Vesting of restricted share units
Vesting of restricted share units, shares	590,264
Other		35		35	(8)	27
Net (loss) / income			16,555	16,555		16,555
Conversion of Private Warrants to Public Warrants	372			372		372
Balance at Dec. 31, 2020	$ 831,146	64	28,741	859,951	(8)	859,943
Balance, shares at Dec. 31, 2020	87,777,553
Share-based compensation expense	$ 9,759			9,759		9,759
Vesting of restricted share units
Vesting of restricted share units, shares	940,032
Other		5		5		5
Net (loss) / income			(64,568)	(64,568)		(64,568)
Shares issued to SAPESCO Selling Shareholders (Note 5)	$ 17,569			17,569		17,569
Shares issued to SAPESCO selling shareholders, shares	2,648,650
Acquisition of SAPESCO Noncontrolling Interest	$ (1,682)			(1,682)	8	(1,674)
Balance at Dec. 31, 2021	$ 856,792	69	(35,827)	821,034		821,034
Balance, shares at Dec. 31, 2021	91,366,235
Share-based compensation expense	$ 9,269			9,269		9,269
Vesting of restricted share units
Vesting of restricted share units, shares	996,517
Current Expected Credit Loss Accounting Standard Adoption (Note 3)			(2,773)	(2,773)		(2,773)
Acquisition of W.D. Van Gonten Engineering (Note 10)	$ 11,238			11,238		11,238
Acquisition of W.D. Van Gonten Engineering, shares (Note 10)	1,650,000
Other
Net (loss) / income			(36,420)	(36,420)		$ (36,420)
Shares issued to SAPESCO selling shareholders, shares						266,611
Balance at Dec. 31, 2022	$ 877,299	$ 69	$ (75,020)	$ 802,348		$ 802,348
Balance, shares at Dec. 31, 2022	94,012,752